CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 29 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2021 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except forthose which have been separately disclosed in the consolidated financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	As of June 30	As of June 30	As of June 30
	2020	2021	2021
	RMB	RMB	U.S. Dollars
ASSETS
Non-current assets
Investment in subsidiaries and VIEs	¥110,029,762	¥295,095,034	$45,695,526

Total assets	¥110,029,762	¥295,095,034	$45,695,526

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	¥—	¥—	$—

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY
Class A common stock, $0.0925 U.S. dollar par value, 150,000,000 shares authorized; 7,202,832 shares and 26,868,391 shares issued and outstanding as of June 30, 2020 and June 30, 2021, respectively*	4,577,233	16,340,826	2,530,380
Class B common stock, $0.0925 U.S. dollar par value, 20,000,000 shares authorized; no shares issued and outstanding as of June 30, 2020 and June 30, 2021, respectively*	—	—	—
Additional paid-in capital	282,505,455	479,490,763	74,249,242
Accumulated deficit	(179,878,657)	(202,711,391)	(31,389,900)
Accumulated other comprehensive income	2,825,731	1,974,836	305,804
Total stockholders’ equity	110,029,762	295,095,034	45,695,526

Total liabilities and stockholders’ equity	¥110,029,762	¥295,095,034	$45,695,526

* Retrospectively restated for effect of stock split on December 27, 2019 and change into dual class structure on April 5, 2021.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars

EQUITY IN LOSS OF SUBSIDIARIES AND VIES	¥(25,355,905)	¥(19,246,701)	¥(22,832,734)	$(3,535,654)

NET LOSS	(25,355,905)	(19,246,701)	(22,832,734)	(3,535,654)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	1,393,843	(84,205)	(850,895)	(131,761)
COMPREHENSIVE LOSS	¥(23,962,062)	¥(19,330,906)	¥(23,683,629)	$(3,667,415)

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥(25,355,905)	¥(19,246,701)	¥(22,832,734)	$(3,535,654)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	25,355,905	19,246,701	22,832,734	3,535,654
Net cash used in operating activities	—	—	—	—

CHANGES IN CASH	—	—	—	—

CASH, beginning of year	—	—	—	—

CASH, end of year	¥—	¥—	¥—	$—